Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Nov. 29, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005562
Account Value [Line Items]
Account Value	$ 11,416	$ 11,314	$ 11,261	$ 10,986	$ 11,059	$ 10,916	$ 10,776	$ 10,721	$ 10,650	$ 10,621	$ 10,637	$ 10,658	$ 10,858	$ 11,059	$ 11,105	$ 11,072	$ 11,017	$ 11,018	$ 10,960	$ 10,824	$ 10,820	$ 10,685	$ 10,681	$ 10,543	$ 10,424	$ 10,254	$ 10,250	$ 10,193	$ 10,176	$ 10,177	$ 10,307	$ 10,255	$ 10,129	$ 9,985		$ 10,240	$ 10,153	$ 10,156	$ 10,050	$ 9,998	$ 9,963	$ 10,000
C000117196
Account Value [Line Items]
Account Value	11,030	10,964	10,924	10,668	10,730	10,620	10,473	10,427	10,384	10,361	10,364	10,412	10,614	10,819	10,872	10,849	10,804	10,796	10,767	10,640	10,644	10,517	10,541	10,396	10,286	10,124	10,130	10,081	10,071	10,080	10,218	10,173	10,075	9,922		10,185	10,108	10,120	10,023	9,997	9,954	10,000
C000177206
Account Value [Line Items]
Account Value	576,233	571,958	568,034	553,943	557,446	551,031	542,778	539,800	537,000	535,391	534,997	536,829	546,651	556,590	558,739	556,929	553,049	552,981	550,886	542,959	543,572	535,682	536,307	529,284	522,224	513,500	513,253	511,169	509,260	509,162	515,550	512,796	507,333	499,116	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576	10,448	10,294	10,191		10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576	10,448	10,294	10,191		10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	568,279	562,314	563,042	537,310	537,084	526,141	524,752	530,385	519,790	520,006	531,089	541,999	575,765	596,608	600,209	590,555	591,403	603,570	600,715	592,956	583,332	562,592	564,193	541,930	522,312	507,795	512,100	509,331	506,265	514,702	517,530	511,246	503,720	498,674	500,000
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Account Value	11,630	11,538	11,487	11,177	11,266	11,157	10,976	10,917	10,862	10,847	10,844	10,872	11,048	11,264	11,304	11,263	11,199	11,204	11,168	11,061	11,018	10,863	10,855	10,703	10,569	10,392	10,384	10,319	10,287	10,259	10,393	10,327	10,227	10,061		10,270	10,194	10,200	10,090	10,035	9,970	10,000
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Account Value	11,630	11,538	11,487	11,177	11,266	11,157	10,976	10,917	10,862	10,847	10,844	10,872	11,048	11,264	11,304	11,263	11,199	11,204	11,168	11,061	11,018	10,863	10,855	10,703	10,569	10,392	10,384	10,319	10,287	10,259	10,393	10,327	10,227	10,061		$ 10,270	$ 10,194	$ 10,200	$ 10,090	$ 10,035	$ 9,970	$ 10,000
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index
Account Value [Line Items]
Account Value	$ 576,827	$ 572,251	$ 569,758	$ 554,351	$ 558,755	$ 553,375	$ 544,377	$ 541,454	$ 538,744	$ 537,981	$ 537,869	$ 539,225	$ 547,950	$ 558,667	$ 560,669	$ 558,639	$ 555,446	$ 555,721	$ 553,897	$ 548,588	$ 546,481	$ 538,779	$ 538,392	$ 530,869	$ 524,228	$ 515,439	$ 515,008	$ 511,797	$ 510,237	$ 508,840	$ 515,485	$ 512,212	$ 507,255	$ 499,009	$ 500,000